WisdomTree Trust

245 Park Avenue, 35th Floor

New York, New York 10167

August 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

WisdomTree Trust (the “Trust”) is hereby filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 565 (“PEA No. 565”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 565 is to introduce the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund as a new series of the Trust.

Please feel free to contact me at 917-267-3721 with any questions or comments.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary